SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable, net of allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue recognition
Accrued sales return	$ 1,376	$ 2,348	$ 680
Allowance for sales return	15,732	14,950	9,377
Revenues	629,428	503,568	446,103
Cost of goods sold	269,496	228,490	239,393
Allowance of credit losses	$ 1,841	1,841
Return period, subsequent to the receipt of shipment with quality-related issues	12 months
Movements in the allowance for credit losses
Allowance of credit losses	$ 1,841	1,841
Credit losses recognized	0		(968)
Revenue included in advance from customers
Contract liabilities as of January 1	26,652	18,239
Cash received in advance, net of VAT	617,450	484,139
Revenue recognized from opening balance of contract liabilities	(26,652)	(18,239)
Revenue recognized from contract liability arising during current year	(606,249)	(457,487)
Contract liabilities as of December 31	$ 11,201	26,652	18,239
Revenue, Remaining Performance Obligation, Optional Exemption, Performance Obligation [true false]	true
Selling and marketing
Advertising expense	$ 291,702	210,817	142,397
General and administrative
Research and development expense	19,105	19,447	20,338
Chargeback incurred	$ 2,338	2,209	1,352
Income taxes
Threshold Percentage For Not Recognizing Income Tax	50.00%
Accrued expenses and other current liabilities
Revenue recognition
Accrued sales return	$ 1,376	2,348
Shipping and handling
Revenue recognition
Cost of goods sold	126,628	101,349	90,576
Membership revenues
Revenue recognition
Revenues	1,899	479	$ 810
Foreign currency risk | Denominated in RMB
Foreign currency risk
Cash and cash equivalents, term deposit and restricted cash	$ 3,115	$ 3,248
Maximum
Revenue recognition
Return period, subsequent to the receipt of shipment with no quality-related issues	7 days
Return period, subsequent to the receipt of shipment with quality-related issues	30 days